Income Taxes (Details) - Schedule of net deferred tax assets - Blue Water Acquisition Corp [Member]	Dec. 31, 2020 USD ($)
Deferred tax assets:
Start-up/Organization costs	$ 848,805
Net operating loss carryforwards	49,063
Total deferred tax assets	897,868
Valuation allowance	(897,868)
Deferred tax asset, net of allowance